Other Financial Assets and Liabilities - Summary of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 132,011	₩ 136,106
Valuation gain on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	2,550	3,316	₩ 24,683
Valuation loss on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 5,772	₩ 10,710	₩ 1,800